SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No.      8      (File No. 33-57731)       [x]
                                       ---------

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     9       (File No. 811-07247)                     [x]
                       ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

1751 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2002  pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRIVILEGED ASSETS(R)
SELECT ANNUITY

ISSUED BY:
AMERICAN PARTNERS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

APL VARIABLE ANNUITY ACCOUNT 1

ISSUED BY:    AMERICAN PARTNERS LIFE INSURANCE COMPANY (AMERICAN PARTNERS LIFE)
              1751 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 633-4003

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    American Century(R) Variable Portfolios, Inc.

-    Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)

-    INVESCO Variable Investment Funds, Inc.

-    Janus Aspen Series: Institutional Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

TABLE OF CONTENTS
KEY TERMS                                                           3
THE CONTRACT IN BRIEF                                               4
EXPENSE SUMMARY                                                     6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                         8
FINANCIAL STATEMENTS                                                9
PERFORMANCE INFORMATION                                             9
THE VARIABLE ACCOUNT AND THE FUNDS                                 10
THE FIXED ACCOUNT                                                  12
BUYING YOUR CONTRACT                                               12
CHARGES                                                            14
VALUING YOUR INVESTMENT                                            14
MAKING THE MOST OF YOUR CONTRACT                                   15
SURRENDERS                                                         18
CHANGING OWNERSHIP                                                 18
BENEFITS IN CASE OF DEATH                                          18
THE ANNUITY PAYOUT PERIOD                                          19
TAXES                                                              20
VOTING RIGHTS                                                      21
SUBSTITUTION OF INVESTMENTS                                        22
ABOUT THE SERVICE PROVIDERS                                        22
    TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   23

KEY TERMS
THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

-   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF
PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax) on a fixed basis. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details.) You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 12)

BUYING YOUR CONTRACT: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

MINIMUM ALLOWABLE PURCHASE PAYMENTS

    If paying by installments under a scheduled payment plan:
         $100 per month
         $50 biweekly

    If paying by any other method:
         $2,000 initial payment for nonqualified annuities
         $1,000 initial payment for qualified annuities
         $100 for any additional payments

    Installments must total at least $1,000 in the first year.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS

    For the first year:
         $1,000,000 for issue ages up to 75
         $500,000 for issue ages 76 to 85
         $50,000 for issue ages 86 to 90

    For each subsequent year:
         $50,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. (p. 16)

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 18)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 18)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 18)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p. 19)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 20)

CHARGES: We assess certain charges in connection with your contract:

-   $30 annual contract administrative charge;

- 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-   the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES
SURRENDER CHARGE:                         0%
CONTRACT ADMINISTRATIVE CHARGE:*          $30

* We will waive this charge when purchase payments less partial surrenders is at least $10,000.

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value)
MORTALITY AND EXPENSE RISK FEE:           1%


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                  MANAGEMENT          12b-1          OTHER
                                                                     FEES             FEES          EXPENSES             TOTAL
                                                                  ----------         -------        ---------          ----------
AXP(R) Variable Portfolio -
       Bond Fund                                                     .60%             .13%             .07%             .80%(1)
       Capital Resource Fund                                         .61              .13              .04              .78(1)
       Cash Management Fund                                          .51              .13              .04              .68(1)
       International Fund                                            .83              .13              .08             1.04(1)
       Managed Fund                                                  .59              .13              .04              .76(1)
       Strategy Aggressive Fund                                      .60              .13              .05              .78(1)
American Century(R) Variable Portfolios, Inc.
       VP Capital Appreciation                                      1.00               --               --             1.00(2)
       VP Value                                                      .97               --               --              .97(2),(3)
Credit Suisse Trust
       Global Post-Venture Capital Portfolio                        1.04               --              .36             1.40(4),(5)
INVESCO VIF
       Core Equity Fund                                              .75               --              .34             1.09(6)
       (previously INVESCO VIF - Equity Income Fund)
Janus Aspen Series
       Growth Portfolio: Institutional Shares                        .65               --              .01              .66(7)
       Worldwide Growth Portfolio: Institutional Shares              .65               --              .04              .69(7)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) Annualized operating expenses of funds at Dec. 31, 2001.

(3) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(4) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waiver and reimbursements would have been: Credit Suisse Trust Global Post-Venture Capital Portfolio (1.25%, 0%, 0.36% and 1.61%).

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by 0.0% for Global Post Venture Capital Portfolio of the period ended Dec. 31, 2001.

(6) The Fund's actual Other Expenses and Total were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(7) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.


                                                                   1 YEAR           3 YEARS         5 YEARS          10 YEARS
AXP(R) Variable Portfolio -
       Bond Fund                                                   $19.49           $60.26          $103.56          $223.91
       Capital Resource Fund                                        19.28            59.64           102.51           221.76
       Cash Management Fund                                         18.26            56.52            97.26           210.97
       International Fund                                           21.95            67.70           116.06           249.34
       Managed Fund                                                 19.08            59.01           101.46           219.61
       Strategy Aggressive Fund                                     19.28            59.64           102.51           221.76
American Century(R) Variable Portfolios, Inc.
       VP Capital Appreciation                                      21.54            66.46           113.98           245.14
       VP Value                                                     21.23            65.53           112.42           241.98
Credit Suisse Trust
       Global Post-Venture Capital Portfolio                        25.64            78.79           134.58           286.37
INVESCO VIF
       Core Equity Fund                                             22.46            69.25           118.65           254.56
       (previously INVESCO VIF - Equity Income Fund)
Janus Aspen Series
       Growth Portfolio: Institutional Shares                       18.05            55.90            96.21           208.79
       Worldwide Growth Portfolio: Institutional Shares             18.36            56.83            97.78           212.05

* In this example, the $30 contract administrative charge is approximated as a 0.101% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                         2001      2000    1999     1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CSI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $1.24     $1.18   $1.18    $1.17   $1.09   $1.02   $1.00
Accumulation unit value at end of period                                   $1.32     $1.24   $1.18    $1.18   $1.17   $1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      746       330     340      339     206      63      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%   1.00%

SUBACCOUNT CCR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $1.67     $2.05   $1.67    $1.36   $1.11   $1.03   $1.00
Accumulation unit value at end of period                                   $1.36     $1.67   $2.05    $1.67   $1.36   $1.11   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      797       957     911      738     421     197      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $1.23     $1.17   $1.13    $1.09   $1.04   $1.00   $1.00
Accumulation unit value at end of period                                   $1.26     $1.23   $1.17    $1.13   $1.09   $1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)    1,042     1,012     949      977     151     501       2
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%   1.00%
Simple yield(2)                                                             0.55%     4.89%   5.01%    3.68%   4.13%   3.77%     --
Compound yield(2)                                                           0.55%     5.01%   5.14%    3.75%   4.22%   3.85%     --

SUBACCOUNT CIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $1.41     $1.90   $1.32    $1.15   $1.13   $1.04   $1.00
Accumulation unit value at end of period                                   $1.00     $1.41   $1.90    $1.32   $1.15   $1.13   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      292       450     203      178     153      75      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                             $1.77     $1.83   $1.61    $1.40   $1.19   $1.02   $1.00
Accumulation unit value at end of period                                   $1.57     $1.77   $1.83    $1.61   $1.40   $1.19   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      701       870     753      745     584      98      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%   1.00%

SUBACCOUNT CAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                             $1.76     $2.20   $1.30    $1.28   $1.15   $0.99   $1.00
Accumulation unit value at end of period                                   $1.17     $1.76   $2.20    $1.30   $1.28   $1.15   $0.99
Number of accumulation units outstanding at end of period (000 omitted)    1,149     1,352   1,005      694     452     269      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%  $1.00

SUBACCOUNT CGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP CAPITAL APPRECIATION)
Accumulation unit value at beginning of period                             $1.58     $1.46   $0.90    $0.93   $0.97   $1.00      --
Accumulation unit value at end of period                                   $1.12     $1.58   $1.46    $0.90   $0.93   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)      685       874     397      303     256     156      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CVL(4) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period                             $1.66     $1.42   $1.45    $1.40   $1.12   $1.00      --
Accumulation unit value at end of period                                   $1.86     $1.66   $1.42    $1.45   $1.40   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)      646       335     316      410     224       9      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CVC(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period                             $1.50     $1.87   $1.15    $1.09   $0.98   $1.00      --
Accumulation unit value at end of period                                   $1.06     $1.50   $1.87    $1.15   $1.09   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)      548       811     270      290     231      42      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CII(6) (INVESTING IN SHARES OF INVESCO VIF - CORE EQUITY FUND)
(PREVIOUSLY INVESCO VIF - EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $2.18     $2.09   $1.84    $1.61   $1.28   $1.05   $1.00
Accumulation unit value at end of period                                   $1.96     $2.18   $2.09    $1.84   $1.61   $1.28   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      960     1,084   1,188    1,205     791     131      --
Ratio of operating expense to average net assets                            1.00%     1.00%   1.00%    1.00%   1.00%   1.00%     --

YEAR ENDED DEC. 31,                                                         2001      2000    1999     1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CSG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $2.11    $2.49    $1.75    $1.30   $1.07   $1.00      --
Accumulation unit value at end of period                                   $1.57    $2.11    $2.49    $1.75   $1.30   $1.07      --
Number of accumulation units outstanding at end of period (000 omitted)    3,184    3,824    3,232    1,631   1,020      45      --
Ratio of operating expense to average net assets                           1.00%     1.00%    1.00%    1.00%   1.00%   1.00%     --

SUBACCOUNT CWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO:
INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                            $2.65     $3.17    $1.95   $1. 53   $1.26   $1.00      --
Accumulation unit value at end of period                                  $2.03     $2.65    $3.17   $ 1.95   $1.53   $1.26      --
Number of accumulation units outstanding at end of period (000 omitted)   2,765     3,621    2,725    2,190   1,908     295      --
Ratio of operating expense to average net assets                           1.00%     1.00%    1.00%   1.00%    1.00%   1.00%     --


(1) Operations commenced on Nov. 10, 1995. CCR and CIE subaccounts had no activity in this period.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3) Operations commenced on Jan. 29, 1996.

(4) Operations commenced on Sept. 4, 1996.

(5) Operations commenced on Sept. 30, 1996.

(6) Operations commenced on Nov. 13, 1995. CII subaccount had no activity in this period.

FINANCIAL STATEMENTS
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts investing in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

-   contract administrative charge, and

- mortality and expense risk fee. We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT          INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------- ------------------- --------------------------------------- -----------------------------------------
CSI                 AXP(R) Variable     Objective: high level of current        IDS Life Insurance Company  (IDS Life),
                    Portfolio - Bond    income while conserving the value of    investment manager; American Express
                    Fund                the investment and continuing a high    Financial Corporation (AEFC),
                                        level of income for the longest time    investment adviser.
                                        period. Invests primarily in bonds
                                        and other debt obligations.

CCR                 AXP(R) Variable     Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                    Portfolio -         Invests primarily in U.S. common        investment adviser.
                    Capital Resource    stocks and other securities
                    Fund                convertible into common stocks.

CMS                 AXP(R) Variable     Objective: maximum current income       IDS Life, investment manager; AEFC,
                    Portfolio - Cash    consistent with liquidity and           investment adviser.
                    Management Fund     stability of principal. Invests
                                        primarily in money market securities.

CIE                 AXP(R) Variable     Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                    Portfolio -         Invests primarily in common stocks or   investment advisor.  American Express
                    International Fund  convertible securities of foreign       Asset Management International, Inc., a
                                        issuers that offer strong growth        wholly-owned subsidiary of AEFC,  is
                                        potential.                              the sub-adviser.

CMG                 AXP(R) Variable     Objective: maximum total investment     IDS Life, investment manager; AEFC,
                    Portfolio -         return through a combination of         investment adviser.
                    Managed Fund        capital growth and current income.
                                        Invests primarily in a combination of
                                        common and preferred stocks,
                                        convertible securities, bonds and
                                        other  debt securities.

CAG                 AXP(R) Variable     Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                    Portfolio -         Invests primarily in equity             investment advisor.
                    Strategy            securities of growth companies.
                    Aggressive Fund

CGR                 American Century(R) Objective: capital growth. Invests      American Century Investment Management,
                    VP Capital          primarily in common stocks that are     Inc.
                    Appreciation        considered by management to have
                                        better-than-average prospects for
                                        appreciation.

CVL                 American Century(R) Objective: long-term capital growth,    American Century Investment Management,
                    VP Value            with income as a secondary objective.   Inc.
                                        Invests primarily in stocks of
                                        companies that management believes to
                                        be undervalued at the time of
                                        purchase.

CVC                 Credit Suisse       Objective: long-term growth of          Credit Suisse Asset Management, LLC,
                    Trust - Global      capital. Invests primarily in equity    investment adviser;  Abbott Capital
                    Post-Venture        securities of U.S. and foreign          Management LLC, sub-adviser.
                    Capital Portfolio   companies considered to be in their
                                        post-venture capital stage of
                                        development.


                                       10

SUBACCOUNT          INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------- ------------------- --------------------------------------- -----------------------------------------
CII                 INVESCO VIF -       Objective: seeks high total return      INVESCO Funds Group, Inc.
                    Core Equity Fund    through both growth and current
                    (previously         income. The Portfolio normally
                    INVESCO VIF -       invests in at least 65% (80%
                    Equity Income       effective July 31, 2002) of its
                    Fund)               assets in a combination of common
                                        stocks of companies with a history of
                                        paying regular dividends and debt
                                        securities. Debt securities include
                                        corporate obligations and obligations
                                        of the U.S. government and government
                                        agencies. The remaining assets of the
                                        Fund are allocated to other
                                        investments at INVESCO's discretion,
                                        based upon current business,
                                        economic, and market conditions.

CSG                 Janus Aspen         Objective: long-term growth of          Janus Capital
                    Series Growth       capital in a manner consistent with
                    Portfolio:          the preservation of capital. Invests
                    Institutional       primarily in common stocks selected
                    Shares              for their growth potential.

CWG                 Janus Aspen         Objective: long-term growth of          Janus Capital
                    Series Worldwide    capital in a manner consistent with
                    Growth Portfolio:   the preservation of capital. Invests
                    Institutional       primarily in common stocks of
                    Shares              companies of any size located
                                        throughout the world. The Portfolio
                                        normally invests in issuers from at
                                        least five different countries,
                                        including the United States. The
                                        Portfolio may at times invest in
                                        fewer than five countries or even a
                                        single country.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets. We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT
Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

-   the fixed account and/or subaccounts in which you want to invest;

-   how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

-   a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE ANNUITY START DATE

Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

-   no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

BENEFICIARY

If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

    If paying by installments under a scheduled payment plan:
       $100 per month
       $50 biweekly

    If paying by any other method:
       $2,000 initial payment for nonqualified annuities
       $1,000 initial payment for qualified annuities
       $100 for any additional payments

    Installments must total at least $1,000 in the first year.

(1) If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

    For the first year:
       $1,000,000 up to age 75
       $500,000 for ages 76 to 85
       $50,000 for ages 86 to 90

    For each subsequent year:
       $50,000

(2) These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:
Through:

-   a bank authorization.

3 OTHER:

-   wire transfer; or

-   other method acceptable to us.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:

- the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

-   a death benefit is payable, or

-   you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

-   the sum of your purchase payments;

-   plus interest credited;

-   minus the sum of amounts surrendered and amounts transferred out; and

-   minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial surrenders; and/or

-   a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   mutual fund operating expenses; and/or

-   mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                   NUMBER
                                                               AMOUNT           ACCUMULATION      OF UNITS
                                              MONTH           INVESTED           UNIT VALUE       PURCHASED
                                              -----           --------          ------------      ---------
By investing an equal number
of dollars each month                          Jan              $100                $20              5.00
                                               Feb               100                 18              5.56
                                               Mar               100                 17              5.88

you automatically buy more
units when the per unit market
price is low                        -->        Apr               100                 15              6.67
                                               May               100                 16              6.25
                                               Jun               100                 18              5.56
                                               Jul               100                 17              5.88
                                               Aug               100                 19              5.26
and fewer units when the per
unit market price is high.          -->        Sept              100                 21              4.76
                                               Oct               100                 20              5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;

-   requiring a minimum time period between each transfer;

- not accepting transfer requsts of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

TRANSFER POLICIES

- You may transfer contract values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

-   The amount transferred to any one account must be at least $100.

- If you make more than twelve transfers in a contract year, we will charge $25 for each transfer in excess of twelve. There is no charge for transfers if you make twelve transfers or less in a contract year.

- We reserve the right to limit the number of transfers to twelve per contract year.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:       $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:       Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated surrenders may be restricted by applicable law under some contracts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT
Transfers or surrenders:       $100

3 BY PHONE:

Call between 8 a.m. and 6 p.m. Central time:
(800)633-4003

TTY service for the hearing impaired:
(800)710-5260

MINIMUM AMOUNT
Transfers or surrenders:       $100 or entire account balance

MAXIMUM AMOUNT
    Transfers:                 Contract value or entire account balance
    Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS
You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You can make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

-   payable to you.

-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  --  the NYSE is closed, except for normal holiday and weekend closings;

  --  trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH
If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

-   contract value; or

-   purchase payments minus partial surrenders.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
    70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
    70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    -- the beneficiary asks us in writing within 60 days after we receive proof of death; and

    -- payouts begin no later than one year following the year of your death;
       and

    -- the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis. Amounts of payouts depend on:

-   the annuity payout plan you select;

-   the annuitant's age and, in most cases, sex; and

-    the annuity table in the contract.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES
Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;

-   because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you surrender your contract before your attained age 59 1/2.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN PARTNERS LIFE'S TAX STATUS: American Partners Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Partners Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Partners Life, and therefore no charge is made against the subaccounts for federal income taxes. American Partners Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS
As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS
We  may substitute the funds in which the subaccounts invest if:

-   laws or regulations change,

-   the existing funds become unavailable, or

-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.
We may also:

-   change the funds in which the subaccounts invest, and

-   make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

ISSUER

American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our offices are located at 1751 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Partners Life and its affiliates do business. American Partners Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Partners Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN
V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Partners Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                     p. 3
Calculating Annuity Payouts                 p. 5
Rating Agencies                             p. 5
Principal Underwriter                       p. 5
Independent Auditors                        p. 5
Financial Statements

[AMERICAN EXPRESS LOGO]

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800)633-4003

                                                                  30325 J (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1

                                   MAY 1, 2002

APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474
(800) 633-4003

PRIVILEGED ASSETS(R) SELECT ANNUITY
   APL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------

TABLE OF CONTENTS
   Performance Information                                                  p. 3
   Calculating Annuity Payouts                                              p. 5
   Rating Agencies                                                          p. 5
   Principal Underwriter                                                    p. 5
   Independent Auditors                                                     p. 5
   Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                     P(1+T) TO THE POWER OF n = ERV
where:               P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                     ERV =   Ending Redeemable Value of a hypothetical $1,000
                             payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2001

                                                         PERFORMANCE OF THE                                 PERFORMANCE
                                                             SUBACCOUNT                                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT INVESTING IN:                            1 YEAR      5 YEARS  COMMENCEMENT 1 YEAR      5 YEARS     10 YEARS  COMMENCEMENT
      AXP(R) VARIABLE PORTFOLIO -
CSI    Bond Fund (11/95; 10/81)(b)                    6.59%       3.94%       4.76%      6.59%       3.94%       6.28%      9.18%
CCR    Capital Resource Fund (11/95; 10/81)         (18.93)       4.16        5.18     (18.93)       4.16        5.77      10.96
CMS    Cash Management Fund (11/95; 10/81)            2.69        3.87        3.90       2.69        3.87        3.45       5.34
CIE    International Fund (11/95; 1/92)             (29.40)      (2.47)       0.11     (29.40)      (2.47)       --         2.82
CMG    Managed Fund (11/95; 4/86)                   (11.49)       5.72        7.70     (11.49)       5.72        7.73       9.11
CAG    Strategy Aggressive Fund (11/95; 1/92)       (33.58)       0.43        2.62     (33.58)       0.43        --         5.61
      AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC
CGR    VP Capital Appreciation (1/96; 11/87)        (28.79)       3.05        1.97     (28.79)       3.05        4.31       7.29
CVL    VP Value (9/96; 5/96)                         11.69       10.69       12.29      11.69       10.69        --        11.50
      CREDIT SUISSE TRUST -
CVC    Global Post-Venture Capital
       Portfolio (9/96; 9/96)                       (29.35)       1.67        1.10     (29.35)       1.67        --         1.10
      INVESCO VIF
CII    Core Equity Fund (11/95; 8/94)                (9.88)       8.94       11.58      (9.88)       8.94        --        12.62
       (previously INVESCO VIF Equity Income Fund)
      JANUS ASPEN SERIES
CSG    Growth Portfolio: Institutional
       Shares (9/96; 9/93)(c)                       (25.49)       7.96        8.81     (25.49)       7.96        --        10.72
CWG    Worldwide Growth Portfolio:
       Institutional Shares (1/96; 9/93)(c)         (23.21)      10.01       12.69     (23.21)      10.01        --        14.60


(a) Current applicable charges deducted from performance include a $30 annual certificate administrative charge and a 1% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                ERV - P
                                                -------
                                                   P
where:              P = a hypothetical initial payment of $1,000
                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING
IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 ] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT              INVESTING IN:                                                 SIMPLE YIELD       COMPOUND YIELD
CMS                     AXP(R) Variable Portfolio - Cash Management Fund                  0.55%               0.55%


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2[( a - b + 1) TO THE POWER OF 6 - 1]
                                      -----
                                        cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001


SUBACCOUNT              INVESTING IN:                                   YIELD
CSI                     AXP(R) Variable Portfolio - Bond Fund           5.64%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS
We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:
- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then
- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com

Fitch                                                   www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and American Partners Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Partners Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the contract.

INDEPENDENT AUDITORS
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

APL VARIABLE ANNUITY ACCOUNT 1 - PRIVILEGED ASSETS(R) SELECT ANNUITY


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of APL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity (comprised of subaccounts CSI, CCR, CMS, CIE, CMG, CAG, CGR, CVL, CVC, CII, CSG and CWG) as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP


Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                -------------------------------------------------------------------
DECEMBER 31, 2001                                                  CSI        CCR         CMS        CIE        CMG         CAG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                       $983,316  $1,492,012  $  667,798  $510,378  $1,303,279  $1,945,551
                                                                -------------------------------------------------------------------
   at market value                                               $973,964  $1,081,156  $  667,796  $291,352  $1,098,982  $1,996,700
Dividends receivable                                                4,531          --       1,139        --          --          --
Accounts receivable from American Partners Life for contract
 purchase payments                                                  5,420          25     645,403         9           5          --
Receivable from mutual funds and portfolios for share
 redemptions                                                           --          --          --        --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      983,915   1,081,181   1,314,338   291,361   1,098,987   1,996,700
===================================================================================================================================

LIABILITIES
Payable to American Partners Life for:
   Mortality and expense risk fee                                     826         918         641       254         931       1,258
   Contract terminations                                               --          --          --        --          --     650,733
Payable to mutual funds and portfolios for investments
 purchased                                                             --          --          --        --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     826         918         641       254         931     651,991
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        $983,089  $1,080,263  $1,313,697  $291,107  $1,098,056  $1,344,709
===================================================================================================================================
Accumulation units outstanding                                    745,898     796,899   1,041,552   292,435     701,111   1,149,376
===================================================================================================================================
Net asset value per accumulation unit                            $   1.32  $     1.36  $     1.26  $   1.00  $     1.57  $     1.17
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                      CGR         CVL        CVC        CII         CSG         CWG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                      $1,233,304  $1,061,608  $988,685  $1,884,436  $6,451,343  $7,012,353
                                                               ---------------------------------------------------------------------
   at market value                                              $  769,702  $1,200,862  $580,949  $1,881,788  $4,997,475  $5,620,323
Dividends receivable                                                    --          --        --      20,740          --          --
Accounts receivable from American Partners Life for contract
 purchase payments                                                      30         155        66         159         222         191
Receivable from mutual funds and portfolios for share
 redemptions                                                           650       1,010       495       1,593       4,205       4,760
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       770,382   1,202,027   581,510   1,904,280   5,001,902   5,625,274
====================================================================================================================================

LIABILITIES
Payable to American Partners Life for:
   Mortality and expense risk fee                                      650       1,010       495       1,593       4,205       4,760
   Contract terminations                                                --          --        --          --          --          --
Payable to mutual funds and portfolios for investments
 purchased                                                              30         155        66      20,899         222         191
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      680       1,165       561      22,492       4,427       4,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       $  769,702  $1,200,862  $580,949  $1,881,788  $4,997,475  $5,620,323
====================================================================================================================================
Accumulation units outstanding                                     684,534     646,038   548,345     959,812   3,183,934   2,765,178
====================================================================================================================================
Net asset value per accumulation unit                           $     1.12  $     1.86  $   1.06  $     1.96  $     1.57  $     2.03
====================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   CSI       CCR          CMS          CIE         CMG          CAG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios            $ 46,421  $   3,644   $    28,953   $   5,018   $  31,896   $     3,138
Variable account expenses                                      7,333     12,711         7,850       4,168      11,568        18,621
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               39,088     (9,067)       21,103         850      20,328       (15,483)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
 funds and portfolios:
   Proceeds from sales                                       309,682    340,423    39,214,626     269,645     430,001    40,074,257
   Cost of investments sold                                  314,216    457,943    39,214,646     447,602     504,859    41,677,335
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (4,534)  (117,520)          (20)   (177,957)    (74,858)   (1,603,078)
Distributions from capital gains                                  --         --            --          --          --            --
Net change in unrealized appreciation or depreciation of
 investments                                                   8,662   (170,748)           (3)        750    (123,271)      769,496
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 4,128   (288,268)          (23)   (177,207)   (198,129)     (833,582)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 $ 43,216  $(297,335)  $    21,080   $(176,357)  $(177,801)  $  (849,065)
====================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      CGR         CVL        CVC         CII          CSG           CWG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      --   $  8,996   $      --   $   4,522   $     3,890   $    31,458
Variable account expenses                                      9,646      9,203       7,695      20,469        59,843        69,558
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (9,646)      (207)     (7,695)    (15,947)      (55,953)      (38,100)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
 funds and portfolios:
   Proceeds from sales                                       439,565    231,859     393,499     630,209     1,756,158     2,372,194
   Cost of investments sold                                  619,680    218,861     595,373     612,629     1,938,442     2,729,752
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (180,115)    12,998    (201,874)     17,580      (182,284)     (357,558)
Distributions from capital gains                             420,870         --          --      22,645        11,473            --
Net change in unrealized appreciation or depreciation of
 investments                                                (617,648)    95,376    (104,436)   (253,106)   (1,613,639)   (1,664,083)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (376,893)   108,374    (306,310)   (212,881)   (1,784,450)   (2,021,641)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                $(386,539)  $108,167   $(314,005)  $(228,828)  $(1,840,403)  $(2,059,741)
====================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                 CSI         CCR          CMS         CIE          CMG          CAG
OPERATIONS
Investment income (loss)-- net                           $  39,088   $   (9,067)  $   21,103   $     850   $   20,328   $   (15,483)
Net realized gain (loss) on sales of investments            (4,534)    (117,520)         (20)   (177,957)     (74,858)   (1,603,078)
Distributions from capital gains                                --           --           --          --           --            --
Net change in unrealized appreciation or depreciation
 of investments                                              8,662     (170,748)          (3)        750     (123,271)      769,496
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 43,216     (297,335)      21,080    (176,357)    (177,801)     (849,065)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                  57,348       66,475      410,613      32,495       64,650       570,505
Net transfers(1)                                           607,836      (99,076)    (127,606)    (89,803)    (113,007)      118,617
Contract charges                                              (372)      (1,050)        (324)       (313)        (711)       (1,438)
Contract terminations:
   Surrender benefits                                     (132,940)    (189,726)    (232,530)   (109,133)    (214,404)     (873,967)
   Death benefits                                               --           --           --          --           --          (617)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             531,872     (223,377)      50,153    (166,754)    (263,472)     (186,900)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            408,001   1,600,975    1,242,464     634,218    1,539,329     2,380,674
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 983,089   $1,080,263   $1,313,697   $ 291,107   $1,098,056   $ 1,344,709
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     329,974      957,432    1,011,671     449,736      869,943     1,351,693
Contract purchase payments                                  44,554       46,831      330,931      29,058       39,963       471,019
Net transfers(1)                                           475,879      (75,948)    (113,259)    (94,989)     (75,075)       84,412
Contract charges                                              (289)        (735)        (261)       (277)        (438)       (1,093)
Contract terminations:
   Surrender benefits                                     (104,220)    (130,681)    (187,530)    (91,093)    (133,282)     (756,218)
   Death benefits                                               --           --           --          --           --          (437)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           745,898      796,899    1,041,552     292,435      701,111     1,149,376
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  CGR          CVL          CVC          CII          CSG           CWG
OPERATIONS
Investment income (loss) -- net                       $   (9,646)  $     (207)  $   (7,695)  $  (15,947)  $   (55,953)  $   (38,100)
Net realized gain (loss) on sales of investments        (180,115)      12,998     (201,874)      17,580      (182,284)     (357,558)
Distributions from capital gains                         420,870           --           --       22,645        11,473            --
Net change in unrealized appreciation or
 depreciation of investments                            (617,648)      95,376     (104,436)    (253,106)   (1,613,639)   (1,664,083)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (386,539)     108,167     (314,005)    (228,828)   (1,840,403)   (2,059,741)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                66,226       71,795       64,968      124,164       363,340       381,852
Net transfers(1)                                         (94,973)     638,378     (172,872)      (3,619)     (529,094)     (982,835)
Contract charges                                            (692)        (668)        (779)      (1,473)       (5,952)       (6,283)
Contract terminations:
   Surrender benefits                                   (194,038)    (174,390)    (212,384)    (366,899)   (1,044,263)   (1,295,222)
   Death benefits                                             --           --         (517)          --          (363)         (684)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (223,477)     535,115     (321,584)    (247,827)   (1,216,332)   (1,903,172)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,379,718      557,580    1,216,538    2,358,443     8,054,210     9,583,236
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  769,702   $1,200,862   $  580,949   $1,881,788   $ 4,997,475   $ 5,620,323
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   874,058      335,104      811,334    1,084,287     3,823,649     3,620,610
Contract purchase payments                                52,894       41,583       55,390       61,960       205,752       171,661
Net transfers(1)                                         (90,901)     371,719     (149,934)      (7,462)     (302,554)     (479,057)
Contract charges                                            (560)        (389)        (665)        (732)       (3,361)       (2,817)
Contract terminations:
   Surrender benefits                                   (150,957)    (101,979)    (167,375)    (178,241)     (539,369)     (544,937)
   Death benefits                                             --           --         (405)          --          (183)         (282)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         684,534      646,038      548,345      959,812     3,183,934     2,765,178
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                    CSI         CCR          CMS          CIE          CMG          CAG          CGR
OPERATIONS
Investment income (loss) -- net              $ 23,354   $  161,487   $    53,624   $ 121,967   $  114,671   $  764,012   $   10,860
Net realized gain (loss) on investments        (8,813)      26,240            31      (2,395)      12,309     (314,288)      17,497
Net change in unrealized appreciation or
 depreciation of investments                    3,154     (541,008)            2    (293,394)    (186,578)    (846,088)     (25,257)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                     17,695     (353,281)       53,657    (173,822)     (59,598)    (396,364)       3,100
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                     38,952      134,289     7,863,411      46,898       89,729      158,605       75,796
Net transfers(1)                              (27,728)      22,035    (7,419,595)    389,575      190,790      524,576      765,893
Contract charges                                 (259)      (1,005)         (121)       (230)        (644)      (1,254)        (432)
Contract terminations:
   Surrender benefits                         (23,162)     (64,833)     (367,669)    (13,645)     (58,133)    (113,098)     (44,930)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                                 (12,197)      90,486        76,026     422,598      221,742      568,829      796,327
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               402,503    1,863,770     1,112,781     385,442    1,377,185    2,208,209      580,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $408,001   $1,600,975   $ 1,242,464   $ 634,218   $1,539,329   $2,380,674   $1,379,718
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        339,740      910,814       949,434     203,155      752,875    1,005,056      396,873
Contract purchase payments                     32,792       69,537     6,600,095      28,175       49,053       71,794       46,315
Net transfers(1)                              (22,643)      10,985    (6,228,971)    226,866       99,683      329,542      459,666
Contract charges                                 (218)        (517)         (102)       (139)        (352)        (552)        (250)
Contract terminations:
   Surrender benefits                         (19,697)     (33,387)     (308,785)     (8,321)     (31,316)     (54,147)     (28,546)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              329,974      957,432     1,011,671     449,736      869,943    1,351,693      874,058
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                    ---------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                CVL         CVC          CII          CSG           CWG
OPERATIONS
Investment income (loss) -- net                                      $ 14,239   $  144,538   $  111,099   $   634,277   $   810,363
Net realized gain (loss) on investments                               (19,222)      15,471      137,459       309,448       752,463
Net change in unrealized appreciation or depreciation of
 investments                                                           82,981     (510,651)    (166,613)   (2,440,216)   (3,605,651)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        77,998     (350,642)      81,945    (1,496,491)   (2,042,825)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                             47,430       88,182      160,076       532,539       578,912
Net transfers(1)                                                       11,546    1,010,763     (114,085)    1,657,456     3,087,265
Contract charges                                                         (193)        (420)      (1,226)       (5,357)       (5,380)
Contract terminations:
   Surrender benefits                                                 (28,499)     (36,160)    (255,768)     (681,986)     (679,362)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         30,284    1,062,365     (211,003)    1,502,652     2,981,435
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       449,298      504,815    2,487,501     8,048,049     8,644,626
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $557,580   $1,216,538   $2,358,443   $ 8,054,210   $ 9,583,236
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                315,862      270,207    1,187,516     3,232,439     2,725,105
Contract purchase payments                                             33,830       46,271       75,404       214,191       183,649
Net transfers(1)                                                        5,129      514,309      (57,417)      661,501       930,839
Contract charges                                                         (140)        (227)        (578)       (2,143)       (1,686)
Contract terminations:
   Surrender benefits                                                 (19,577)     (19,226)    (120,638)     (282,339)     (217,297)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      335,104      811,334    1,084,287     3,823,649     3,620,610
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
APL Variable Annuity Account 1 (the Account) was established under Arizona law on Feb. 9, 1995 and the subaccounts are registered together as a single unit investment trust of American Partners Life Insurance Company (American Partners
Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Dec. 5, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

SUBACCOUNT      INVESTS EXCLUSIVELY IN SHARES OF                                        INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
CSI             AXP(R) Variable Portfolio - Bond Fund                                   IDS Life Insurance Company(1)
CCR             AXP(R) Variable Portfolio - Capital Resource Fund                       IDS Life Insurance Company(1)
CMS             AXP(R) Variable Portfolio - Cash Management Fund                        IDS Life Insurance Company(1)
CIE             AXP(R) Variable Portfolio - International Fund                          IDS Life Insurance Company(2)
CMG             AXP(R) Variable Portfolio - Managed Fund                                IDS Life Insurance Company(1)
CAG             AXP(R) Variable Portfolio - Strategy Aggressive Fund                    IDS Life Insurance Company(1)
CGR             American Century(R) VP Capital Appreciation                             American Century Investment Management, Inc.
CVL             American Century(R) VP Value                                            American Century Investment Management, Inc.
CVC             Credit Suisse Trust - Global Post-Venture Capital Portfolio             Credit Suisse Asset Management, LLC(3)
CII             INVESCO VIF - Core Equity Fund                                          INVESCO Funds Group, Inc.
                 (previously INVESCO VIF - Equity Income Fund)
CSG             Janus Aspen Series Growth Portfolio: Institutional Shares               Janus Capital
CWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares     Janus Capital


(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) Abbott Capital Management LLC is the sub-investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Partners Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

American Partners Life deducts a contract administrative charge of $30 per year. This charge reimburses American Partners Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying contract value.

5. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                                    0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                          0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.650% to 0.575%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                                    0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                          0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.035%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


6. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT          INVESTMENT                                                                 SHARES            NAV
------------------------------------------------------------------------------------------------------------------------
CSI                 AXP(R) Variable Portfolio - Bond Fund                                      93,050          $10.47
CCR                 AXP(R) Variable Portfolio - Capital Resource Fund                          49,843           21.69
CMS                 AXP(R) Variable Portfolio - Cash Management Fund                          668,036            1.00
CIE                 AXP(R) Variable Portfolio - International Fund                             35,976            8.10
CMG                 AXP(R) Variable Portfolio - Managed Fund                                   71,272           15.42
CAG                 AXP(R) Variable Portfolio - Strategy Aggressive Fund                      239,285            8.34
CGR                 American Century(R) VP Capital Appreciation                               102,627            7.50
CVL                 American Century(R) VP Value                                              161,406            7.44
CVC                 Credit Suisse Trust - Global Post-Venture Capital Portfolio                59,768            9.72
CII                 INVESCO VIF - Core Equity Fund                                            101,280           18.58
                     (previously INVESCO VIF - Equity Income Fund)
CSG                 Janus Aspen Series Growth Portfolio: Institutional Shares                 251,382           19.88
CWG                 Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares       196,928           28.54

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT                   INVESTMENT                                                                            PURCHASES
--------------------------------------------------------------------------------------------------------------------------------
CSI                          AXP(R) Variable Portfolio - Bond Fund                                               $   873,552
CCR                          AXP(R) Variable Portfolio - Capital Resource Fund                                       108,077
CMS                          AXP(R) Variable Portfolio - Cash Management Fund                                     39,505,884
CIE                          AXP(R) Variable Portfolio - International Fund                                          103,559
CMG                          AXP(R) Variable Portfolio - Managed Fund                                                186,733
CAG                          AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 39,657,107
CGR                          American Century(R) VP Capital Appreciation                                             627,312
CVL                          American Century(R) VP Value                                                            766,767
CVC                          Credit Suisse Trust - Global Post-Venture Capital Portfolio                              64,220
CII                          INVESCO VIF - Core Equity Fund                                                          391,050
                              (previously INVESCO VIF - Equity Income Fund)
CSG                          Janus Aspen Series Growth Portfolio: Institutional Shares                               495,346
CWG                          Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                     430,922


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                                             CSI      CCR       CMS       CIE       CMG       CAG
                                                                         -----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                    $1.24     $1.67     $1.23     $1.41     $1.77     $1.76

AT DEC. 31, 2001
Accumulation unit value                                                    $1.32     $1.36     $1.26     $1.00     $1.57     $1.17
Accumulation units (000s)                                                    746       797     1,042       292       701     1,149
Net assets (000s)                                                           $983    $1,080    $1,314      $291    $1,098    $1,345

FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                  6.39%     0.29%     3.69%     1.20%     2.47%     0.17%
Expense ratio(2)                                                            1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
Total return(3)                                                             6.45%   (18.56%)    2.44%   (29.08%)  (11.30%)  (33.52%)


                                                                            CGR       CVL       CVC       CII       CSG       CWG
                                                                         -----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                    $1.58     $1.66     $1.50     $2.18     $2.11     $2.65

AT DEC. 31, 2001
Accumulation unit value                                                    $1.12     $1.86     $1.06     $1.96     $1.57     $2.03
Accumulation units (000s)                                                    685       646       548       960     3,184     2,765
Net assets (000s)                                                           $770    $1,201      $581    $1,882    $4,997    $5,620

FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                    --%     0.99%       --%     0.22%     0.06%     0.45%
Expense ratio(2)                                                            1.00%     1.00%     1.00%     1.00%     1.00%     1.00%
Total return(3)                                                           (29.11%)   12.05%   (29.33%)  (10.09%)  (25.59%)  (23.40%)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
January 28, 2002

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Balance Sheets
December 31, (In thousands, except share amounts)                                                       2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $57,291)                                $     --      $ 56,729
      Available-for-sale, at fair value (amortized cost: 2001, $313,906; 2000, $240,643)              316,929       232,500
   Common stocks                                                                                           34            --
   Mortgage loans on real estate                                                                       45,708        39,489
                                                                                                       ------        ------
      Total investments                                                                               362,671       328,718
Cash and cash equivalents                                                                              19,847            --
Accrued investment income                                                                               4,483         5,533
Deferred policy acquisition costs                                                                      25,479        28,707
Amounts recoverable from reinsurers                                                                       271           294
Accounts receivable                                                                                        18            35
Other assets                                                                                               24            27
Separate account assets                                                                                21,200        31,135
                                                                                                       ------        ------
Total assets                                                                                         $433,993      $394,449
                                                                                                     ========      ========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits for fixed annuities                                                        $327,756      $300,404
   Amounts due to brokers                                                                              19,515         4,003
   Deferred income taxes, net                                                                             370           431
   Other liabilities                                                                                    2,858         2,844
   Separate account liabilities                                                                        21,200        31,135
                                                                                                       ------        ------
      Total liabilities                                                                               371,699       338,817
                                                                                                      -------       -------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $100 par value per share; 30,000 shares authorized,
      25,000 shares issued and outstanding                                                              2,500         2,500
   Additional paid-in capital                                                                          46,327        46,327
   Accumulated other comprehensive income (loss):
      Net unrealized securities gains (losses)                                                          1,853        (3,664)
   Retained earnings                                                                                   11,614        10,469
                                                                                                       ------        ------
      Total stockholder's equity                                                                       62,294        55,632
                                                                                                       ------        ------
Total liabilities and stockholder's equity                                                           $433,993      $394,449
                                                                                                     ========      ========

See accompanying notes to financial statements.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                   2001          2000           1999
Revenues
Credit life insurance premiums                                                         $ 1,468        $ 1,131       $    --
Net investment income                                                                   24,266         24,057        21,543
Contractholder charges                                                                   2,127          2,560         2,209
Mortality and expense risk fees                                                            251            345           205
Net realized (loss) gain on investments                                                 (6,959)        (1,402)           62
                                                                                        ------         ------            --
   Total revenues                                                                       21,153         26,691        24,019
                                                                                        ------         ------        ------
Benefits and expenses
Credit life insurance benefits                                                             881          1,020            --
Interest credited on investment contracts                                               15,212         14,126        12,189
Amortization of deferred policy acquisition costs                                        1,565          2,864         1,999
Other operating expenses                                                                 1,621          2,766         3,867
                                                                                         -----          -----         -----
   Total benefits and expenses                                                          19,279         20,776        18,055
                                                                                        ------         ------        ------
Income before income taxes                                                               1,874          5,915         5,964
Income tax expense                                                                         729          2,039         2,198
                                                                                           ---          -----         -----
Net income                                                                             $ 1,145        $ 3,876       $ 3,766
                                                                                       =======        =======       =======

See accompanying notes to financial statements.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                            Accumulated
                                                                                               other
                                                                               Additional  comprehensive               Total
                                                                     Capital     paid-in      income,    Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)            stock      capital    net of tax   earnings     equity
Balance, January 1, 1999                                            $2,500      $46,327       $1,940      $ 2,827     $53,594
Comprehensive loss:
   Net income                                                           --           --           --        3,766       3,766
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $4,474
      and income taxes of $4,838                                        --           --       (8,977)          --      (8,977)
   Reclassification adjustment for losses included in net income,
      net of income tax of $83                                          --           --         (154)          --        (154)
                                                                     -----       ------       ------        -----      ------
   Other comprehensive loss                                             --           --       (9,131)          --      (9,131)
                                                                     -----       ------       ------        -----      ------
   Comprehensive loss                                                                                                  (5,365)
                                                                                                                       ------

Balance, December 31, 1999                                           2,500       46,327       (7,191)       6,593      48,229
Comprehensive income:
   Net income                                                           --           --           --        3,876       3,876
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($1,017)
      and income taxes of ($1,811)                                      --           --        3,363           --       3,363
   Reclassification adjustment for gains included in net income,
      net of income tax of ($88)                                        --           --          164           --         164
                                                                     -----       ------       ------        -----      ------
   Other comprehensive income                                           --           --        3,527           --       3,527
                                                                     -----       ------       ------        -----      ------
   Comprehensive income                                                                                                 7,403
                                                                                                                       ------

Balance, December 31, 2000                                           2,500       46,327       (3,664)      10,469      55,632
Comprehensive income:
   Net income                                                           --           --           --        1,145       1,145
   Cumulative effect of adopting SFAS No.133,
   net of tax benefit of $192                                           --           --          356           --         356
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($2,697)
      and income taxes of ($5,618)                                      --           --       10,434           --      10,434
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $2,840                               --           --       (5,273)          --      (5,273)
                                                                     -----       ------       ------        -----      ------
   Other comprehensive income                                                                  5,517                    5,517
                                                                                              ------                   ------
   Comprehensive income                                                                                                 6,662
                                                                                                                       ------
Balance, December 31, 2001                                          $2,500      $46,327       $1,853      $11,614     $62,294
                                                                    ======      =======       ======      =======     =======

See accompanying notes to financial statements.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net income                                                                           $   1,145       $  3,876      $  3,766
Adjustments to reconcile net income to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                            23           (294)           --
   Change in accrued investment income                                                   1,050           (329)         (622)
   Change in deferred policy acquisition costs, net                                        531          1,607           200
   Change in other assets                                                                    3            (16)           93
   Change in accounts receivable                                                            17             41           192
   Change in policy claims and other contractholder's funds                             (1,853)          (279)         (211)
   Deferred income tax (benefit) provision                                              (3,031)        (1,166)       (1,093)
   Change in other liabilities                                                           1,811           (228)       (1,475)
   (Accretion of discount) amortization of premium, net                                   (145)            (8)           50
   Net realized loss (gain) on investments                                               6,959          1,402           (62)
   Other, net                                                                               17            (26)         (126)
                                                                                            --            ---          ----
      Net cash provided by operating activities                                          6,527          4,580           712
                                                                                         -----          -----           ---
Cash flows from investing activities
Held-to-maturity securities -- maturities                                                   --              7         2,807
Available-for-sale securities:
   Purchases                                                                          (121,223)       (31,505)      (50,344)
   Maturities                                                                           31,154         15,670        11,480
   Sales                                                                                66,911          4,032         8,974
Mortgage loans on real estate:
   Purchases                                                                            (7,855)       (27,565)      (12,590)
   Sales                                                                                 1,466            535           101
Change in amounts due to brokers                                                        15,512          4,003            --
                                                                                        ------          -----        ------
      Net cash used in investing activities                                            (14,035)       (34,823)      (39,572)
                                                                                       =======        =======       =======
Cash flows from financing activities
Activity related to investment contracts:
   Considerations received                                                              68,878         70,291        78,906
   Surrenders and other benefits                                                       (56,738)       (60,832)      (50,218)
   Interest credited to account balances                                                15,215         14,021        12,189
                                                                                        ------         ------        ------
      Net cash provided by financing activities                                         27,355         23,480        40,877
                                                                                        ------         ------        ------
Net increase (decrease) in cash and cash equivalents                                    19,847         (6,763)        2,017
Cash and cash equivalents at beginning of year                                              --          6,763         4,746
                                                                                        ------         ------        ------
Cash and cash equivalents at end of year                                             $  19,847       $     --      $  6,763
                                                                                     =========       ========      ========
Supplemental disclosures:
   Income taxes                                                                      $   1,060       $  3,181      $  3,738
   Interest on borrowings                                                                   39            135            49

See accompanying notes to financial statements.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 47 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. All business is marketed on a direct response basis primarily to American Express Cardmembers.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Premiums on credit life insurance assumed are recognized as revenue when due and related benefits are recognized as deductions when incurred.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, primarily solicitation costs and policy issue costs, have been deferred on fixed annuity contracts. The deferred acquisition costs for single premium deferred annuities are amortized using the interest method. The costs for installment annuities are amortized as a constant percentage of the estimated gross profits expected to be realized on the policies.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, and maintenance expense levels. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001, 2000 and 1999, unlocking adjustments were not significant.

Liabilities for future policy benefits
Liabilities for fixed and variable deferred annuities are accumulation values.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the company reclassified all held-to-maturity securities with a carrying value of $56,729 and net unrealized gains of $562 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross          Gross
                                                                        Amortized      unrealized     unrealized       Fair
                                                                          cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  7,243        $  598         $   --      $  7,841
   Corporate bonds and obligations                                       206,452         4,617          3,160       207,909
   Mortgage-backed securities                                            100,211         1,353            385       101,179
                                                                         -------         -----            ---       -------
Total fixed maturity securities                                         $313,906        $6,568         $3,545      $316,929
                                                                        ========        ======         ======      ========
Common stocks                                                           $     17        $   17         $   --      $     34
                                                                        ========        ======         ======      ========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                         Amortized         Fair
                                                           cost           value
Due within one year                                     $ 30,913        $ 31,595
Due from one to five years                                45,516          47,341
Due from five to ten years                                96,522          96,864
Due in more than ten years                                40,744          39,950
Mortgage-backed securities                               100,211         101,179
                                                         -------         -------
Total                                                   $313,906        $316,929
                                                        ========        ========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized       Fair
Held-to-maturity                                                           cost           gains        losses         value
Corporate bonds and obligations                                         $ 56,729        $1,351        $   789      $ 57,291
                                                                        ========        ======        =======      ========
Available-for-sale
U.S. Government agency obligations                                      $  7,260        $  448        $    --      $  7,708
Corporate bonds and obligations                                          165,239         2,934         12,054       156,119
Mortgage-backed securities                                                68,144           891            362        68,673
                                                                          ------           ---            ---        ------
Total fixed maturity securities                                         $240,643        $4,273        $12,416      $232,500
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $7,162 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $20 million which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001           2000
Aaa/AAA                                                  $132,275      $  74,923
Aa/AA                                                       4,529          2,478
Aa/A                                                       10,387          8,693
A/A                                                        35,209         44,678
A/BBB                                                      20,285         12,675
Baa/BBB                                                    97,453        109,831
Baa/BB                                                      3,987          5,291
Below investment grade                                      9,781         38,803
                                                            -----         ------
Total                                                    $313,906       $297,372
                                                         ========       ========

At December 31, 2001, approximately 81 percent of the securities rated Aaa/AAA are GNMA, FNMA, and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2001 with proceeds of $66,911 and gross realized gains and losses of $945 and $9,067, respectively.
Available-for-sale securities were sold during 2000 with proceeds of $4,032 and gross realized gains and losses of $90 and $342, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $8,974 and gross realized gains and losses of $328 and $91, respectively.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

During 2000 and 1999, there were no sales of held-to-maturity securities.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $3,040 and ($8,143), respectively, with the $11,183 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $6,444. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $18,523.

During 2001, the Company recorded pretax losses of $7,474 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $6,253 of these losses are included in Net realized (losses) gains on investments and approximately $1,221 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $13,441, into a securitization trust. In return, the company received $1,782 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $11,659. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $1,782. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate
At December 31, 2001, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
East North Central                                                       $ 8,122          $--         $ 5,925         $450
East South Central                                                         1,912           --           1,972           --
Mountain                                                                   8,097           --           7,426           --
West North Central                                                         3,430           --           3,541           --
Pacific                                                                   12,248           --           8,513           --
South Atlantic                                                             5,657           --           5,510          300
West South Central                                                         6,442           --           6,632           --
                                                                           -----          ---           -----          ---
                                                                          45,908           --          39,519          750
Less reserves for losses                                                     200           --              30           --
                                                                           -----          ---           -----          ---
Total                                                                    $45,708          $--         $39,489         $750
                                                                         =======          ===         =======         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                 $11,268          $--         $11,562         $ --
Apartments                                                                 4,444           --           3,239           --
Office buildings                                                          17,112           --          16,136          750
Industrial buildings                                                       8,933           --           4,335           --
Medical buildings                                                          4,151           --           4,247           --
                                                                           -----          ---           -----          ---
                                                                          45,908           --          39,519          750
Less reserves for losses                                                     200           --              30           --
                                                                           -----          ---           -----          ---
Total                                                                    $45,708          $--         $39,489         $750
                                                                         =======          ===         =======         ====

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The following table presents changes in the reserve for mortgage loan losses:

                                                             2001           2000
Balance, January 1                                           $ 30           $--
Provision for mortgage loan losses                            170            30
                                                              ---            --
Balance, December 31                                         $200           $30
                                                             ====           ===

Sources of investment income
Net investment income for the years ended December 31 is summarized as follows:

                                               2001          2000          1999
Interest on fixed maturities                $20,918        $22,216      $20,980
Interest on mortgage loans                    3,373          1,945          370
Interest on cash equivalents                     --            117          164
Other investment income                          81            120          266
                                                 --            ---          ---
                                             24,372         24,398       21,780
Less investment expenses                        106            341          237
                                                ---            ---          ---
   Total                                    $24,266        $24,057      $21,543
                                            =======        =======      =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:
                                               2001          2000          1999
Federal income taxes:
   Current                                  $ 3,630        $ 3,153      $ 3,110
   Deferred                                  (3,031)        (1,166)      (1,093)
                                             ------         ------       ------
                                                599          1,987        2,017
State income taxes -- current                   130             52          181
                                                ---             --          ---
Income tax expense                          $   729        $ 2,039      $ 2,198
                                            =======        =======      =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                              2001                     2000                  1999
                                                      Provision     Rate       Provision   Rate      Provision    Rate
Federal income taxes based on the statutory rate        $656        35.0%     $2,070        35.0%    $2,087        35.0%
   State tax, net                                         84         4.5          34         0.6        118         2.0
   Other, net                                            (11)       (0.6)        (65)       (1.1)        (7)       (0.1)
                                                         ---        ----         ---        ----         --        ----
Total income taxes                                       $729       38.9%     $2,039        34.5%    $2,198        36.9%
                                                         ====       ====      ======        ====     ======        ====

American Partners Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:
                                                            2001          2000
Deferred income tax assets:
   Policy reserves                                        $4,135        $4,390
   Investments                                             3,117         2,409
   Other                                                     383           186
                                                             ---           ---
Total deferred tax assets                                  7,635         6,985
                                                           -----         -----
Deferred income tax liabilities:
   Deferred policy acquisition costs                       7,008         7,416
   Other                                                     997            --
                                                             ---          ----
Total deferred tax liabilities                             8,005         7,416
                                                           -----         -----
Net deferred tax liabilities                              $ (370)       $ (431)
                                                          ======        ======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. Statutory unassigned deficit aggregated $4,219 and $4,567 as of December 31, 2001 and 2000, respectively. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Arizona.

Statutory net income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                              2001        2000           1999
Statutory net income                       $    939      $ 3,271       $ 4,404
Statutory capital and surplus                42,825       40,481        40,246
                                             ------       ------        ------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Arizona adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $129 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The accompanying balance sheet includes $65,445 and $74,791 for future policy benefits related to this agreement as of December 31, 2001 and 2000, respectively.

The Company has no employees. Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $2,502, $3,925 and $3,937 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at both December 31, 2001 and 2000 is $3,362 and $753 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000. The interest rate for any borrowing is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

American Partners Life Insurance Company
-------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments or fund mortgage loans (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded.

                                                                                  2001                         2000
                                                                        Carrying         Fair         Carrying        Fair
Financial Assets                                                          value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                          $     --      $     --       $ 56,729      $ 57,291
   Available-for-sale securities                                         316,929       316,929        232,500       232,500
Common stocks                                                                 34            34             --            --
Mortgage loans on real estate                                             45,708        47,979         39,489        40,712
Cash and cash equivalents                                                 19,847        19,847             --            --
Separate account assets                                                   21,200        21,200         31,135        31,135
                                                                          ------        ------         ------        ------
Financial Liabilities
Future policy benefits for fixed annuities                              $327,756      $316,642       $300,404      $288,955
Separate account liabilities                                              21,200        20,490         31,135        29,888
                                                                          ------        ------         ------        ------

The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

                                                               30325-20 J (5/02)

PART C.
------

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1

         Report of Independent Auditors for APL Variable Annuity Account 1 dated March 22, 2002.
         Statements of Assets and Liabilities for year ended Dec. 31, 2001 Statements of Operations for year ended Dec. 31, 2001
         Statements of Changes in Net Assets for years ended Dec. 31 2001 and 2000.
         Notes to Financial Statements.

         American Partners Life Insurance Company:

         Report of Independent Auditors dated Jan. 28, 2002.
         Balance Sheets as of Dec. 31, 2001 and 2000;
         Statements of Income for years ended Dec. 31, 2001, 2000 and 1999; and Statements of Stockholder's Equity for years ended Dec. 31, 2001, 2000 and 1999.
         Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2      Amended and  Restated  By-Laws of  American  Partners  Life,  filed as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         33-57731 is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.1 (a) Amendment dated November 28, 2001 to Participation Agreement between American Partners Life Insurance Company and INVESCO Funds Group, Inc. dated October 31, 1995 filed electronically as Exhibit 8.1(a) to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 is filed electronically herewith.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Amendment No. 1 to Fund Participation Agreement, dated April 18, 1996 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as
         Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 (a) Copy of Amendment dated July 27, 2001 to Participation Agreement by and among Janus Aspen Series and American Partners Life Insurance Company dated January 23, 1996 filed electronically as Exhibit 8.4 (a) to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 is filed electronically herewith.

8.5 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.5 (a) Amendment dated December 10, 2001 to Participation Agreement between American Partners Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management Securities, Inc., and Credit Suisse Asset Management, Inc. dated March 1, 1996 filed electronically as Exhibit 8.5 (a) to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

14.      Power of Attorney to sign  Amendments  to this  Registration  Statement
         dated  April  25,  2001,  filed   electronically as Exhibit 14 to
         Post-Effective Amendment No. 7 to Registration Statement No. 33-57731 on April 27, 2001, is incorporated herein by reference.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)

Name                                  Principal Business Address         Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------

Gumer C. Alvero                       1751 AXP Financial Center          Director, President, and Chief
                                      Minneapolis, MN  55474             Executive Officer

Timothy V. Bechtold                   1751 AXP Financial Center          Director and Chairman of the Board
                                      Minneapolis, MN  55474

Lorraine R. Hart                      1751 AXP Financial Center          Director and Vice President,
                                      Minneapolis, MN  55474             Investments

Eric L. Marhoun                       1751 AXP Financial Center          Director, Vice President, Group Counsel and
                                      Minneapolis, MN  55474             Assistant Secretary

Teresa J. Rasmussen                   1751 AXP Financial Center          Director, Vice President, General
                                      Minneapolis, MN  55474             Counsel and Secretary

Philip C. Wentzel                     1751 AXP Financial Center          Controller
                                      Minneapolis, MN  55474

David L. Yowan                        1751 AXP Financial Center          Vice President and Treasurer
                                      Minneapolis, MN  55474



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

         As of March 31, 2002, there were 1,300 contract owners of qualified and non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Items 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------------       ----------------      ---------------      -----------           ------------

American Express        None                  None                 None                  None
Financial Advisors
Inc.


Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  1751 AXP Financial Center
                  Minneapolis, MN 55474

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

     (a) (b) & (c)  These   undertakings   were  filed  with  the   Registrant's
                    Pre-Effective Amendment No. 1, File No. 33-57731.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                    -------------------------------------------
                                            (Sponsor)

                                    By /s/  Gumer C. Alvero*
                                    -------------------------------------------
                                            Gumer C. Alvero
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.


Signature                                        Title

/s/  Gumer C. Alvero*                            Director, President and Chief
     ---------------------                       Executive Officer
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                        Director and Chairman of the
     ---------------------                       Board
     Timothy V. Bechtold

/s/  Lorraine R. Hart*                           Director and Vice President,
     ---------------------                       Investments
     Lorraine R. Hart

/s/  Eric L. Marhoun**                           Director, Vice President,
     -----------------                           Group Counsel and Assistant
     Eric L. Marhoun                             Secretary

/s/  Teresa J. Rasmussen*                        Director, Vice President,
     ---------------------                       General Counsel and Secretary
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                          Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                             Vice President and Treasurer
     ---------------------
     David L. Yowan

 * Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
   electronically as Exhibit 14 to Post-Effective Amendment No. 7 to Registration Statement No. 33-57731 on April 27, 2001, and incorporated herein by reference.

** Signed  pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
   electronically as  Exhibit  15  to  Post-Effective   Amendment  No.  8  to
   Registration  Statement No.  33-57731 is filed electronically herewith.


By:  /s/ Mary Ellyn Minenko
     --------------------------
         Mary Ellyn Minenko
         Counsel

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 8
                     TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.